DoubleLine Yield Opportunities Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.8%
6,000,000	Hertz Vehicle Financing II LP, Series 2019-2A-B	3.67%	^	05/25/2025	5,796,261
4,355,508	JOL Air Ltd., Series 2019-1-B	4.95%	^	04/15/2044	2,787,233
1,769,814	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25%	^	12/15/2038	1,483,602
11,327,000	LendingClub Receivables Trust, Series 2020-5A-B	7.50%	^	03/15/2046	11,241,277
7,921,723	Mosaic Solar Loan Trust, Series 2017-1A-R1	0.00%	^	06/20/2042	6,699,678
6,293,934	Prosper Marketplace Issuance Trust, Series 2018-1A-C	4.87%	^	06/17/2024	6,280,511
1,242,559	START Ireland, Series 2019-1-C	6.41%	^	03/15/2044	688,896
4,723,228	Start Ltd., Series 2018-1-A	4.09%	^	05/15/2043	4,279,135
3,149,750	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	3,245,100

Total Asset Backed Obligations (Cost $43,342,344)					42,501,693

Bank Loans - 6.3%
994,898	Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		04/28/2022	960,330
3,241,226	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	2,848,600
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
2,656,574	(1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	1,776,106
328,341	(3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	219,519
2,000,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.68%		08/04/2025	1,995,000
3,000,000	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		12/16/2024	2,779,500
975,000	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/21/2024	972,411
	BI-LO LLC, Senior Secured First Lien Term Loan
1,596,274	(2 Month LIBOR USD + 8.00%, 1.00% Floor)	9.00%		05/31/2024	1,588,955
3,098,650	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	9.00%		05/31/2024	3,084,443
1,492,424	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.43%		10/02/2025	1,417,721
	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan
263,641	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.29%		06/21/2024	242,330
228,821	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.64%		06/21/2024	210,324
4,974	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	4,572
498,958	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	4.06%		01/29/2027	457,794
2,992,500	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	2,826,057
2,500,000	Diamond Incremental (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		09/06/2024	2,453,125
1,982,007	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	1,773,896
1,000,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/07/2025	991,665
2,238,332	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.07%		11/21/2024	2,163,986
2,984,810	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.19%		07/02/2025	2,880,342
1,884,401	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	1,774,032
1,000,000	Kronos, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.25%)	9.25%		11/01/2024	1,004,065
400,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan	6.25%	±	06/25/2027	397,542
3,979,849	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.18%		03/27/2026	3,697,936
1,000,000	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.68%		11/28/2025	825,630
994,987	Panther BF Aggregator LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.68%		04/30/2026	951,457
497,500	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.18%		07/31/2026	481,849
852,183	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.69%		04/16/2026	739,878
497,500	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.32%		10/01/2026	478,120
3,250,000	The Edelman Financial Center LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.93%		07/20/2026	2,978,836
5,000,000	TIBCO Software Inc, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.43%		03/03/2028	4,846,900
2,984,694	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.07%		10/17/2024	2,856,606
1,250,000	Ultimate Software Group	7.50%	±	05/03/2027	1,274,219
1,525,500	Vertafore, Inc., Senior Secured Second Lien Term Loan	8.62%	±	07/02/2026	1,510,786

Total Bank Loans (Cost $57,449,584)					55,464,532

Collateralized Loan Obligations - 11.8%
1,000,000	Apres Static Ltd., Series 2020-1A-B (3 Month LIBOR USD + 3.75%, 3.75% Floor)	4.18%	^	04/15/2028	1,000,838
1,000,000	Apres Static Ltd., Series 2020-1A-C (3 Month LIBOR USD + 4.30%, 4.30% Floor)	4.73%	^	04/15/2028	992,867
2,500,000	Apres Static Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.85%, 4.85% Floor)	5.28%	^	04/15/2028	2,438,155
2,300,000	Atrium, Series 15A-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	4.04%	^	01/23/2031	2,140,104
1,500,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	5.07%	^	04/15/2031	1,463,111
750,000	Buttermilk Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.97%	^	10/15/2031	648,085
1,250,000	Canyon Capital Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 3.65%)	4.87%	^	04/15/2029	1,156,224
1,250,000	Canyon Ltd., Series 2020-1A-C (3 Month LIBOR USD + 3.78%, 3.78% Floor)	4.18%	^	07/15/2028	1,267,053
3,000,000	Cathedral Lake Ltd., Series 2013-1A-BR (3 Month LIBOR USD + 2.30%)	3.52%	^	10/15/2029	2,765,103
1,200,000	Cathedral Lake Ltd., Series 2019-1A-C (3 Month LIBOR USD + 3.70%, 3.70% Floor)	4.84%	^	04/20/2031	1,133,851
500,000	Cathedral Lake Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.70%, 3.70% Floor)	4.92%	^	07/15/2032	467,706
1,068,000	Cathedral Lake Ltd., Series 2019-3A-C1 (3 Month LIBOR USD + 3.75%, 3.75% Floor)	4.89%	^	10/20/2032	1,031,651
1,000,000	Cent Ltd., Series 2014-21A-BR2 (3 Month LIBOR USD + 2.35%)	3.34%	^	07/27/2030	960,020
2,000,000	CIFC Funding Ltd., Series 2014-4RA-C (3 Month LIBOR USD + 3.20%, 3.20% Floor)	4.33%	^	10/17/2030	1,830,511
1,500,000	CIFC Funding Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 1.65%)	2.79%	^	04/19/2029	1,418,620
500,000	CIFC Funding Ltd., Series 2016-1A-D2R (3 Month LIBOR USD + 4.43%)	5.54%	^	10/21/2031	489,953
2,000,000	CIFC Funding Ltd., Series 2020-1A-E (3 Month LIBOR USD + 7.08%, 7.08% Floor)	0.00%	^	07/15/2032	1,980,000
1,000,000	Dryden Ltd., Series 2020-77A-C (3 Month LIBOR USD + 3.70%, 3.70% Floor)	4.07%	^	05/20/2031	999,813
2,000,000	Dryden Ltd., Series 2020-77A-D1 (3 Month LIBOR USD + 5.14%, 5.14% Floor)	5.51%	^	05/20/2031	1,987,954
3,250,000	Elevation Ltd., Series 2013-1A-BR2 (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.64%	^	08/15/2032	3,237,783
3,000,000	Flatiron Ltd., Series 2018-1A-C (3 Month LIBOR USD + 1.70%, 1.70% Floor)	2.83%	^	04/17/2031	2,792,349
2,250,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	3.99%	^	04/20/2030	2,087,578
5,000,000	GoldenTree Loan Management Ltd., Series 2019-6A-E (3 Month LIBOR USD + 5.22%, 5.22% Floor)	6.36%	^	01/20/2033	4,112,034
1,500,000	Grippen Park Ltd., Series 2017-1A-C (3 Month LIBOR USD + 2.30%)	3.44%	^	01/20/2030	1,474,793
1,550,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	4.04%	^	10/20/2029	1,395,958
1,000,000	Highbridge Loan Management Ltd., Series 6A-2015-DR (3 Month LIBOR USD + 5.10%)	5.64%	^	02/05/2031	819,190
1,000,000	Jay Park Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 5.20%, 5.20% Floor)	6.34%	^	10/20/2027	900,357
2,500,000	Madison Park Funding Ltd., Series 2019-36A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	5.69%	^	01/15/2033	2,446,094
1,500,000	Madison Park Funding Ltd., Series 2020-45A-E (3 Month LIBOR USD + 7.40%, 7.40% Floor)	0.00%	^	07/15/2031	1,446,237
750,000	Magnetite Ltd., Series 2020-26A-D (3 Month LIBOR USD + 4.56%, 4.56% Floor)	4.76%	^	07/15/2030	749,924
1,000,000	Northwoods Capital Ltd., Series 2018-17A-A (3 Month LIBOR USD + 1.06%, 1.06% Floor)	2.16%	^	04/22/2031	962,190
500,000	OCP Ltd., Series 2020-19A-D (3 Month LIBOR USD + 4.47%, 4.47% Floor)	4.79%	^	07/20/2031	499,215
3,105,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 1.90%, 1.90% Floor)	3.00%	^	01/22/2030	2,907,385
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	4.37%	^	02/14/2031	1,968,677
1,500,000	Octagon Investment Partners Ltd., Series 2015-1A-CR (3 Month LIBOR USD + 1.85%)	3.07%	^	07/15/2027	1,449,347
1,000,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 2.40%)	3.54%	^	07/20/2030	971,220
1,460,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	4.64%	^	03/17/2030	1,403,824
1,600,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.70%)	4.84%	^	07/20/2030	1,539,943
4,000,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.79%, 6.79% Floor)	7.93%	^	07/20/2032	3,698,867
500,000	Octagon Investment Partners Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.88%, 4.88% Floor)	5.13%	^	04/20/2031	476,450
3,200,000	Octagon Loan Funding Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.59%	^	11/18/2031	3,085,926
2,500,000	OHA Credit Partners Ltd., Series 2012-7A-DR (3 Month LIBOR USD + 4.20%)	4.58%	^	11/20/2027	2,470,448
2,500,000	OHA Loan Funding Ltd., Series 2015-1A-CR2 (3 Month LIBOR USD + 2.65%, 2.65% Floor)	3.04%	^	11/15/2032	2,465,188
2,500,000	Sound Point Ltd., Series 2014-3RA-C (3 Month LIBOR USD + 2.25%, 2.25% Floor)	3.29%	^	10/23/2031	2,347,945
1,500,000	Sound Point Ltd., Series 2016-3A-C (3 Month LIBOR USD + 2.65%)	3.69%	^	01/23/2029	1,463,576
1,000,000	Sound Point Ltd., Series 2019-4A-D (3 Month LIBOR USD + 4.11%, 4.11% Floor)	5.94%	^	01/15/2033	972,951
2,000,000	Sound Point Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.70%, 4.70% Floor)	5.02%	^	07/20/2030	1,969,783
2,000,000	TICP Ltd., Series 2017-9A-D (3 Month LIBOR USD + 2.90%)	4.04%	^	01/20/2031	1,880,215
1,000,000	Treman Park Ltd., Series 2015-1A-DRR (3 Month LIBOR USD + 2.65%, 2.65% Floor)	3.79%	^	10/20/2028	922,427
3,000,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	5.29%	^	07/20/2032	2,918,673
4,000,000	Venture Ltd., Series 2015-20A-CR (3 Month LIBOR USD + 1.90%)	3.12%	^	04/15/2027	3,840,000
2,600,000	Venture Ltd., Series 2018-31A-C1 (3 Month LIBOR USD + 1.95%, 1.95% Floor)	3.09%	^	04/20/2031	2,416,782
2,250,000	Voya Ltd., Series 2012-4A-BRR (3 Month LIBOR USD + 2.75%)	3.97%	^	10/15/2030	2,216,580
5,000,000	Voya Ltd., Series 2017-2A-B (3 Month LIBOR USD + 2.35%)	3.57%	^	06/07/2030	4,812,500
1,350,000	Voya Ltd., Series 2017-2A-D (3 Month LIBOR USD + 6.02%)	7.24%	^	06/07/2030	1,162,318
2,000,000	Voya Ltd., Series 2018-4A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	7.52%	^	01/15/2032	1,832,707
1,050,000	Voya Ltd., Series 2019-4A-D (3 Month LIBOR USD + 3.83%, 3.83% Floor)	5.05%	^	01/15/2033	1,030,245
1,000,000	Webster Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 5.50%, 5.50% Floor)	6.64%	^	07/20/2030	855,038
1,850,000	York Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 2.10%)	3.20%	^	10/22/2029	1,802,275

Total Collateralized Loan Obligations (Cost $97,822,588)					103,976,611

Foreign Corporate Bonds - 22.8%
884,129	Aeropuertos Argentina S.A. (PIK 9.38%)	9.38%	^	02/01/2027	696,252
1,000,000	AES Argentina Generacion S.A.	7.75%		02/02/2024	727,500
3,231,000	AES Dominicana	7.95%		05/11/2026	3,279,465
4,200,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	4,228,875
2,180,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.29%)	7.88%	†	07/31/2024	2,154,922
2,000,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75%	†	05/25/2025	1,944,643
4,300,000	AI Candelaria Spain SLU	7.50%		12/15/2028	4,358,308
6,000,000	Air Canada Class C Pass Through Trust	10.50%	^	07/15/2026	5,796,766
2,881,000	AJE Corporation B.V.	6.50%		05/14/2022	2,847,912
500,000	Alpha Holdings S.A.	10.00%		12/19/2022	467,500
2,500,000	Alpha Holdings S.A.	9.00%		02/10/2025	2,237,500
1,000,000	Alpha Holdings S.A.	9.00%	^	02/10/2025	895,000
4,000,000	Altice France Holding S.A.	6.00%	^	02/15/2028	3,805,020
4,000,000	AMS AG	7.00%	^	07/31/2025	3,960,000
3,500,000	ARD Finance S.A. (PIK 9.13%)	6.50%	^	06/30/2027	3,468,727
1,768,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	1,723,464
3,950,000	Bayan Resources Tbk PT	6.13%		01/24/2023	3,720,716
2,000,000	Braskem Finance Company	7.13%		07/22/2041	2,055,400
200,000	Braskem Finance Ltd.	7.38%	†	07/08/2020	199,299
3,985,000	Braskem Idesa S.A.	7.45%		11/15/2029	3,737,173
2,350,000	Braskem Netherlands Finance B.V.	5.88%		01/31/2050	2,074,462
1,000,000	C&W Senior Financing DAC	7.50%		10/15/2026	1,025,405
2,500,000	C&W Senior Financing DAC	6.88%		09/15/2027	2,483,487
1,000,000	C10 Capital SPV Ltd. (3 Month LIBOR USD + 4.71%)	5.02%	†	09/30/2020	926,000
2,400,000	Canacol Energy Ltd.	7.25%		05/03/2025	2,432,772
2,200,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	2,251,172
200,000	Central China Real Estate Ltd.	7.25%		04/24/2023	197,737
4,200,000	Central China Real Estate Ltd.	7.25%		07/16/2024	4,057,731
2,866,000	CIFI Holdings Group Company Ltd. (5 Year CMT Rate + 8.57%)	5.38%	†	08/24/2022	2,804,983
2,850,000	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	2,979,091
2,000,000	Connect Finco LLC	6.75%	^	10/01/2026	1,893,800
3,000,000	Cosan Overseas Ltd.	8.25%		11/29/2049	3,018,780
3,800,000	Credito Real S.A. de C.V.	9.50%		02/07/2026	3,915,767
2,700,000	Credivalores-Crediservicios S.A.	9.75%		07/27/2022	2,217,334
1,400,000	Credivalores-Crediservicios S.A.	8.88%		02/07/2025	1,116,500
1,000,000	Credivalores-Crediservicios SAS	8.88%	^	02/07/2025	797,500
1,000,000	CSN Islands Corporation	6.75%	^	01/28/2028	857,500
3,400,000	CSN Islands Corporation	6.75%		01/28/2028	2,915,500
2,675,000	Docuformas SAPI de C.V.	10.25%		07/24/2024	2,283,781
820,000	Ecopetrol S.A.	6.88%		04/29/2030	945,870
3,015,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	2,497,858
200,000	Fideicomiso Pacifico Tres	8.25%		01/15/2035	227,400
8,000,000	Garda World Security Corporation	9.50%	^	11/01/2027	8,473,520
1,500,000	Geopark Ltd.	6.50%		09/21/2024	1,384,567
3,000,000	Geopark Ltd.	5.50%		01/17/2027	2,587,530
2,812,000	Gilex Holding Sarl	8.50%		05/02/2023	2,775,880
1,000,000	Gol Finance S.A.	7.00%		01/31/2025	565,010
2,217,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	985,878
1,000,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	454,375
784,000	Grupo KUO S.A. De C.V.	5.75%		07/07/2027	724,071
750,000	HTA Group Ltd.	7.00%	^	12/18/2025	761,216
3,300,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	3,217,500
1,300,000	Indika Energy Capital III Pte Ltd.	5.88%		11/09/2024	1,169,936
1,311,000	Indo Energy Finance B.V.	6.38%		01/24/2023	1,231,816
798,000	JBS Investments GMBH	6.25%		02/05/2023	794,924
2,500,000	JSL Europe S.A.	7.75%		07/26/2024	2,481,250
4,600,000	Kosmos Energy Ltd.	7.13%		04/04/2026	4,058,764
6,500,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	6,247,442
2,500,000	Latam Finance Ltd.	7.00%	Ω	03/01/2026	693,750
2,300,000	MARB BondCo PLC	7.00%		03/15/2024	2,311,822
1,500,000	Medco Bell Pte Ltd.	6.38%		01/30/2027	1,287,032
1,000,000	Medco Bell Pte Ltd.	6.38%	^	01/30/2027	858,021
1,500,000	Medco Oak Tree Pte Ltd.	7.38%		05/14/2026	1,401,285
900,000	Metinvest B.V.	8.50%		04/23/2026	885,465
3,600,000	Metinvest B.V.	7.75%		10/17/2029	3,380,814
1,000,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	1,010,625
3,500,000	Network i2i Ltd. (5 Year CMT Rate + 4.27%)	5.65%	†	01/15/2025	3,405,500
1,500,000	Nexa Resources S.A.	5.38%		05/04/2027	1,454,535
2,950,000	Nexa Resources S.A.	6.50%	^	01/18/2028	2,995,725
4,550,000	Oi S.A. (PIK 4.00%)	10.00%		07/27/2025	3,800,388
1,000,000	Operadora de Servicios Mega S.A.	8.25%	^	02/11/2025	928,875
302,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	280,520
4,500,000	Peru LNG SRL	5.38%		03/22/2030	3,554,145
3,700,000	RKP Overseas Finance Ltd.	7.95%	†	02/17/2022	3,382,853
1,000,000	RKPF Overseas Ltd., (5 Year CMT Rate + 6.00%)	7.75%	†	11/18/2024	950,000
2,900,000	Sasol Financing USA LLC	5.88%		03/27/2024	2,595,500
1,400,000	Sasol Financing USA LLC	6.50%		09/27/2028	1,244,824
2,630,300	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	2,745,225
4,335,000	Tecnoglass, Inc.	8.20%		01/31/2022	4,228,858
1,000,000	Transportadora de Gas del Sur S.A.	6.75%		05/02/2025	856,135
3,000,000	TV Azteca SAB	8.25%		08/09/2024	1,323,435
2,200,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	1,649,868
2,550,000	Unifin Financiera S.A.B. de C.V.	8.38%		01/27/2028	1,898,156
2,600,000	Unigel Luxembourg S.A.	8.75%		10/01/2026	2,106,000
4,700,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25%	†	02/27/2025	4,288,750
2,500,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	1,782,500
1,000,000	Vertical Holding Company GMBH	7.63%	^	07/15/2028	1,000,000
602,000	VTR Finance B.V.	6.88%		01/15/2024	615,798
600,000	VTR Finance N.V.	6.38%	^	07/15/2028	618,762
3,850,000	Walnut Bidco PLC	9.13%		08/01/2024	3,935,316
4,600,000	Yuzhou Properties Company Ltd.	7.38%		01/13/2026	4,334,609

Total Foreign Corporate Bonds (Cost $195,717,394)					201,943,642

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.6%
333,333	Dominican Republic International Bond	7.50%		05/06/2021	344,587
2,500,000	Dominican Republic International Bond	6.40%		06/05/2049	2,300,000
600,000	Guatemala Government Bond	6.13%	^	06/01/2050	696,900
1,500,000	Mexico Government International Bond	5.00%		04/27/2051	1,621,500

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $4,481,836)					4,962,987

Non-Agency Commercial Mortgage Backed Obligations - 24.4%
1,623,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-F (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.18%	^	06/15/2035	1,091,138
5,000,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.53%	^	09/15/2036	4,065,570
18,317,000	BANK, Series 2018-BN12-XE	1.50%	#^I/O	05/15/2061	1,696,044
6,978,000	BANK, Series 2018-BN12-XF	1.50%	#^I/O	05/15/2061	623,024
20,061,456	BANK, Series 2018-BN12-XG	1.50%	#^I/O	05/15/2061	1,586,099
18,522,000	BANK, Series 2019-BN16-XF	1.14%	#^I/O	02/15/2052	1,435,622
9,261,000	BANK, Series 2019-BN16-XG	1.14%	#^I/O	02/15/2052	703,892
4,631,000	BANK, Series 2019-BN16-XH	1.14%	#^I/O	02/15/2052	337,896
6,366,937	BANK, Series 2019-BN16-XJ	1.14%	#^I/O	02/15/2052	412,698
10,000,000	BBCMS Mortgage Trust, Series 2018-RRI-F (1 Month LIBOR USD + 4.65%, 4.65% Floor)	4.83%	^	02/15/2033	9,102,840
3,000,000	BBCMS Mortgage Trust, Series 2020-C7-D	3.61%	#^	04/15/2053	2,594,633
7,464,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.96%	#^	07/15/2051	4,944,907
4,777,003	BX Commercial Mortgage Trust, Series 2019-XL-J (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.83%	^	10/15/2036	4,533,853
5,000,000	BX Commercial Mortgage Trust, Series 2020-BXLP-G (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.68%	^	12/15/2036	4,775,926
5,100,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.250%, 4.25% Floor)	4.43%	^	07/15/2034	4,422,136
4,000,000	BX Trust, Series 2019-MMP-F (1 Month LIBOR USD + 2.79%, 2.79% Floor)	2.98%	^	08/15/2036	3,740,814
5,481,000	BX Trust, Series 2019-OC11-E	4.08%	#^	12/09/2041	4,869,583
3,563,000	CFCRE Commercial Mortgage Trust, Series 2016-C6-C	4.35%	#	11/10/2049	3,245,029
5,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-C	4.57%	#	02/10/2048	4,752,447
3,425,000	Citigroup Commercial Mortgage Trust, Series 2018-C6-D	5.24%	#^	11/10/2051	3,004,289
5,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.75% Floor)	3.83%	^	12/15/2036	4,063,987
1,853,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT-E	4.90%	#^	01/10/2036	1,861,548
11,214,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46-E	2.60%	^	01/15/2053	6,440,112
75,430,803	Comm Mortgage Trust, Series 2013-CR13-XA	0.92%	#I/O	11/10/2046	1,720,984
2,500,000	Comm Mortgage Trust, Series 2015-CR24-C	4.52%	#	08/10/2048	2,374,781
4,021,000	Comm Mortgage Trust, Series 2016-CR28-D	4.05%	#	02/10/2049	3,283,761
2,547,000	Comm Mortgage Trust, Series 2018-COR3-C	4.71%	#	05/10/2051	2,487,183
3,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.69%	#	08/10/2048	2,811,550
5,088,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	5.09%	#^	01/15/2049	3,790,706
109,287,531	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	1.02%	#I/O	09/15/2050	3,150,858
2,500,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-D	2.50%	^	03/15/2053	1,750,125
2,500,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-E	2.50%	^	03/15/2053	1,528,089
44,009,484	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.24%	#I/O	03/15/2053	3,707,385
13,238,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XD	1.23%	#^I/O	03/15/2053	1,145,785
7,058,000	CSMC Trust, Series 2017-PFHP-F (1 Month LIBOR USD + 4.49%, 4.49% Floor)	4.67%	^	12/15/2030	5,170,859
4,400,000	CSWF Trust, Series 2018-TOP-G (1 Month LIBOR USD + 3.25%, 3.25% Floor)	3.43%	^	08/15/2035	3,732,227
4,000,000	CSWF Trust, Series 2018-TOP-H (1 Month LIBOR USD + 3.41%, 3.41% Floor)	3.60%	^	08/15/2035	3,319,519
2,100,000	Del Amo Fashion Center Trust, Series 2017-AMO-C	3.76%	#^	06/05/2035	1,638,831
4,622,000	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-C	3.50%	#	05/10/2049	4,098,463
5,000,000	Exantas Capital Corporation, Series 2020-RSO8-E (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.99%	^	03/15/2035	4,582,700
8,316,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	2.92%	^	12/15/2036	7,543,447
4,932,807	GS Mortgage Securities Corporation Trust, Series 2018-HULA-G (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.58%	^	07/15/2025	3,761,359
5,000,000	GS Mortgage Securities Corporation Trust, Series 2019-70P-D (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.93%	^	10/15/2036	4,673,899
3,064,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66%	#^	11/10/2047	1,949,850
8,745,422	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.37%	#I/O	10/10/2049	459,680
2,337,000	GS MTG SECS TR, Series 2015-GC32-C	4.57%	#	07/10/2048	2,157,645
34,186,821	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-XA	0.78%	#I/O	09/15/2047	723,438
2,000,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-E (1 Month LIBOR USD + 2.10%, 2.16% Floor)	2.34%	^	07/15/2036	1,840,214
25,460,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XB	0.43%	#I/O	05/13/2053	942,860
10,244,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XD	1.98%	#^I/O	05/13/2053	1,575,916
600,000	MFT Trust, Series 2020-ABC-D	3.48%	#^	02/10/2042	539,857
5,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	3,327,510
3,250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70%	^	11/15/2052	2,301,257
5,000,000	Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART-D	3.31%	^	09/13/2031	4,738,796
144,183	Morgan Stanley Capital Trust, Series 2006-IQ11-B	6.05%	#	10/15/2042	135,899
8,265,833	Morgan Stanley Capital Trust, Series 2007-HQ13-AJ	6.32%	#	12/15/2044	8,112,228
2,000,000	Morgan Stanley Capital Trust, Series 2018-H4-D	3.00%	^	12/15/2051	1,337,880
5,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.83%	^	05/15/2036	3,675,415
5,000,000	Rosslyn Portfolio Trust, Series 2017-ROSS-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.99%	^	06/15/2033	4,757,623
4,050,401	Tharaldson Hotel Portfolio Trust, Series 2018-THL-F (1 Month LIBOR USD + 3.95%, 4.04% Floor)	4.13%	^	11/11/2034	2,984,867
3,464,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.60%	#	12/15/2050	3,205,067
5,000,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50%	#^	12/15/2050	3,389,626
5,000,000	UBS Commercial Mortgage Trust, Series 2017-C7-C	4.74%	#	12/15/2050	4,898,181
2,500,000	UBS Commercial Mortgage Trust, Series 2018-C14-C	5.45%	#	12/15/2051	2,315,151
5,000,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	5.02%	^	02/15/2032	3,803,308
1,953,669	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21-E	5.27%	#^	10/15/2044	1,759,105
2,053,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-D	4.92%	#^	10/15/2045	2,015,013
7,910,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-D	4.24%	#	05/15/2048	5,321,613
4,554,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.82%	#	12/15/2048	3,808,044
195,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/15/2059	176,604
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-D	3.12%	^	03/15/2059	1,405,454
16,887,159	Wells Fargo Commercial Mortgage Trust, Series 2019-C53-XA	1.16%	#I/O	10/15/2052	1,154,855

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $218,520,397)					215,389,554

Non-Agency Residential Collateralized Mortgage Obligations - 12.1%
11,842,186	ACE Securities Corporation Home Equity Loan Trust, Series 2006-HE4-A2B (1 Month LIBOR USD + 0.11%, 0.11% Floor)	0.29%		10/25/2036	6,192,589
7,747,319	Alternative Loan Trust, Series 2005-J12-2A1 (1 Month LIBOR USD + 0.54%, 0.27% Floor, 11.00% Cap)	0.72%		08/25/2035	5,192,558
5,261,021	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	5,351,417
4,706,000	Connecticut Avenue Securities Trust, Series 2019-R05-1B1 (1 Month LIBOR USD + 4.10%)	4.28%	^	07/25/2039	4,273,545
6,000,000	Connecticut Avenue Securities Trust, Series 2019-R07-1B1 (1 Month LIBOR USD + 3.40%)	3.58%	^	10/25/2039	5,014,718
8,227,592	JP Morgan Alternative Loan Trust, Series 2007-A2-12A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	0.38%		06/25/2037	3,856,974
11,438,159	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	11,412,306
4,650,740	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00%	^§	06/25/2059	4,693,633
4,102,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B1	4.47%	#^	05/24/2060	4,033,329
2,886,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B2	4.47%	#^	05/24/2060	2,598,199
11,750,000	Progress Residential Trust, Series 2019-SFR2-G	5.09%	^	05/17/2036	11,840,463
4,000,000	Progress Residential Trust, Series 2019-SFR3-G	4.12%	^	09/17/2036	3,924,080
5,000,000	PRPM LLC, Series 2019-2A-A2	5.44%	^§	04/25/2024	4,958,025
5,798,613	TBW Mortgage-Backed Trust, Series 2007-2-A1A	5.96%	#	07/25/2037	3,064,513
1,500,000	Velocity Commercial Capital Loan Trust, Series 2016-1-M5	8.65%	#^	04/25/2046	1,553,599
1,000,000	Velocity Commercial Capital Loan Trust, Series 2016-2-M4	7.23%	#	10/25/2046	1,016,890
255,000	Velocity Commercial Capital Loan Trust, Series 2016-2-M5	8.53%	#	10/25/2046	260,672
8,192,899	Vericrest Opportunity Loan Trust, Series 2019-NPL5-A1A	3.35%	^§	09/25/2049	8,236,826
2,500,000	Verus Securitization Trust, Series 2020-2-B1	5.36%	#^	05/25/2060	2,282,446
3,035,000	Verus Securitization Trust, Series 2020-3-B1	4.92%	#^	04/25/2060	3,058,333
3,478,000	Verus Securitization Trust, Series 2020-3-B2	5.19%	#^	04/25/2060	3,361,278
1,235,000	Verus Securitization Trust, Series 2020-INV1-B1	5.75%	^	04/25/2060	1,209,102
1,650,000	Verus Securitization Trust, Series 2020-INV1-B2	6.00%	^	04/25/2060	1,566,414
9,222,000	Vista Point Securitization Trust	5.38%	#^	03/25/2065	8,464,404

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $102,159,025)					107,416,313

US Corporate Bonds - 20.4%
5,385,000	Acrisure LLC	8.13%	^	02/15/2024	5,611,412
5,000,000	Alliant Holdings Intermediate LLC	6.75%	^	10/15/2027	4,991,550
7,425,000	Allied Universal Holding Company	9.75%	^	07/15/2027	7,837,013
1,500,000	AMC Merger, Inc.	8.00%	^	05/15/2025	1,062,967
7,000,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	6,916,280
2,000,000	Banff Merger Sub, Inc.	9.75%	^	09/01/2026	2,017,120
535,000	Boxer Parent Company, Inc.	7.13%	^	10/02/2025	562,914
5,330,000	Carnival Corporation	11.50%	^	04/01/2023	5,769,395
3,000,000	CB Escrow Corporation	8.00%	^	10/15/2025	3,142,185
800,000	Clarios Global LP	6.75%	^	05/15/2025	834,500
1,365,000	CSI Compressco LP	7.50%	^	04/01/2025	1,165,225
2,000,000	Dealer Tire LLC	8.00%	^	02/01/2028	1,857,500
1,320,000	Delta Air Lines, Inc.	7.00%	^	05/01/2025	1,363,981
2,010,000	Eldorado Resorts, Inc.	6.25%	^	07/01/2025	1,999,347
4,000,000	Eldorado Resorts, Inc.	8.13%	^	07/01/2027	3,900,000
5,583,000	Embarq Corporation	8.00%		06/01/2036	6,282,103
2,505,000	EQM Midstream Partners LP	6.50%	^	07/01/2027	2,572,209
4,500,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	4,356,517
1,500,000	Flex Acquisition Company, Inc.	7.88%	^	07/15/2026	1,459,357
3,750,000	Front Range BidCo, Inc.	6.13%	^	03/01/2028	3,653,325
3,000,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	3,127,815
3,000,000	Illuminate Buyer LLC	9.00%	^	07/01/2028	3,135,000
3,000,000	IRB Holding Corporation	7.00%	^	06/15/2025	3,091,875
7,050,000	Lions Gate Capital Holdings LLC	6.38%	^	02/01/2024	6,895,711
6,000,000	Live Nation Entertainment, Inc.	5.63%	^	03/15/2026	5,481,360
1,420,000	Mileage Plus Holdings LLC	6.50%	^	06/20/2027	1,427,100
2,800,000	NFP Corporation	6.88%	^	07/15/2025	2,695,630
215,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	189,984
6,000,000	Ortho-Clinical Diagnostics Inc.	7.25%	^	02/01/2028	6,113,880
1,000,000	Par Petroleum LLC	12.88%	^	01/15/2026	1,020,000
1,500,000	PBF Holding Company LLC	9.25%	^	05/15/2025	1,604,062
1,250,000	Performance Food Group, Inc.	6.88%	^	05/01/2025	1,296,094
4,000,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	^	12/01/2022	3,532,460
4,250,000	PowerTeam Services LLC	9.03%	^	12/04/2025	4,353,594
5,250,000	Prime Security Services Borrower LLC	6.25%	^	01/15/2028	4,959,622
6,500,000	Radiology Partners, Inc.	9.25%	^	02/01/2028	6,142,500
4,105,000	Realogy Group LLC	7.63%	^	06/15/2025	4,105,000
2,000,000	Resideo Funding, Inc.	6.13%	^	11/01/2026	1,961,310
200,000	Sabre Global, Inc.	9.25%	^	04/15/2025	211,625
2,500,000	Solera Finance, Inc.	10.50%	^	03/01/2024	2,555,088
2,968,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	2,517,799
2,985,000	Tempo Acquisition LLC	6.75%	^	06/01/2025	3,031,611
780,000	TransDigm, Inc.	8.00%	^	12/15/2025	823,185
4,798,000	Trident TPI Holdings, Inc.	9.25%	^	08/01/2024	4,932,440
6,300,000	Triumph Group, Inc.	7.75%		08/15/2025	4,764,375
7,500,000	Uber Technologies, Inc.	8.00%	^	11/01/2026	7,642,500
1,500,000	Uber Technologies, Inc.	7.50%	^	09/15/2027	1,503,443
2,500,000	Univision Communications, Inc.	6.63%	^	06/01/2027	2,396,875
4,000,000	Verscend Escrow Corporation	9.75%	^	08/15/2026	4,321,300
4,000,000	ViaSat, Inc.	6.50%	^	07/15/2028	4,010,840
2,165,000	Viking Cruises Ltd.	13.00%	^	05/15/2025	2,293,547
3,000,000	VRX Escrow Corporation	6.13%	^	04/15/2025	3,047,040
5,000,000	West Street Merger Sub, Inc.	6.38%	^	09/01/2025	4,853,075
5,000,000	Wolverine Escrow LLC	9.00%	^	11/15/2026	3,300,000

Total US Corporate Bonds (Cost $182,582,859)					180,692,640

US Government and Agency Mortgage Backed Obligations - 9.1%
9,250,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA1-B2 (1 Month LIBOR USD + 5.25%)	5.43%	^	01/25/2050	6,367,932
3,000,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA2-B2 (1 Month LIBOR USD + 4.80%, 4.80% Floor)	4.98%	^	02/25/2050	1,806,174
1,200,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA2-B1 (1 Month LIBOR USD + 4.10%)	4.28%	^	03/25/2050	997,857
22,000,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%)	7.78%	^	03/25/2050	14,442,963
17,113,636	Federal Home Loan Mortgage Corporation, Series 313-S1 (-1x1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.72%	I/FI/O	09/15/2043	3,633,879
5,673,721	Federal Home Loan Mortgage Corporation, Series 3997-SA (-1x1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.32%	I/FI/O	02/15/2042	1,148,679
7,417,832	Federal Home Loan Mortgage Corporation, Series 4091-VI (-1x1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.83%	I/FI/O	11/15/2040	1,117,275
12,992,300	Federal Home Loan Mortgage Corporation, Series 4119-SC (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	5.97%	I/FI/O	10/15/2042	2,404,256
5,812,371	Federal Home Loan Mortgage Corporation, Series 4643-SA (-1x1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/FI/O	01/15/2047	1,362,969
33,089,164	Federal Home Loan Mortgage Corporation, Series 4863-IA	4.50%	I/O	03/15/2045	3,998,094
17,994,197	Federal National Mortgage Association, Series 2012-124-SE (-1x1 Month LIBOR USD + 6.15%, 6.15% Cap)	5.97%	I/FI/O	11/25/2042	3,722,319
19,377,674	Federal National Mortgage Association, Series 2012-84-HS (-1x1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.82%	I/FI/O	08/25/2042	4,381,075
13,070,607	Federal National Mortgage Association, Series 2017-69-ES (-1x1 Month LIBOR USD + 6.15%, 6.15% Cap)	5.97%	I/FI/O	09/25/2047	2,719,495
15,390,443	Federal National Mortgage Association, Series 2019-25-SB (-1x1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.87%	I/FI/O	06/25/2049	3,496,957
49,913,958	Federal National Mortgage Association, Series 2019-M26-X1	0.62%	#I/O	03/25/2030	2,292,838
22,400,913	Government National Mortgage Association, Series 2019-22-SA (-1x1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.41%	I/FI/O	02/20/2045	4,620,616
31,944,691	Government National Mortgage Association, Series 2019-44-IE	4.00%	I/O	04/20/2049	4,917,365
16,499,891	Government National Mortgage Association, Series 2020-21-NS (-1x1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.86%	I/FI/O	04/20/2048	2,859,553
16,543,872	Government National Mortgage Association, Series 2020-47-SL (-1x1 Month LIBOR USD + 5.37%, 5.37% Cap)	5.18%	I/FI/O	07/20/2044	2,856,630
26,644,097	Government National Mortgage Association, Series 2020-61-SU (-1x1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.40%	I/FI/O	07/16/2045	5,357,305
9,865,280	Government National Mortgage Association, Series 2020-77-SU (-1x1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.91%	I/FI/O	09/20/2047	2,205,114
50,000,000	Government National Mortgage Association, Series 2020-88-IO	1.10%	#I/O	04/16/2060	4,111,600

Total US Government and Agency Mortgage Backed Obligations (Cost $91,737,181)					80,820,945

Real Estate Investment Trusts - 1.9%
650,000	AGNC Investment Corporation				8,385,000
400,000	AGNC Investment Corporation (3 Month LIBOR USD + 4.70%)	6.13%	†		8,216,000

Total Real Estate Investment Trusts (Cost $16,972,578)					16,601,000

Short Term Investments - 5.5%
16,351,405	First American Government Obligations Fund - Class U	0.11%	◆		16,351,405
16,351,405	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	◆		16,351,405
16,351,406	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	◆		16,351,406

Total Short Term Investments (Cost $49,054,216)					49,054,216

Total Investments - 119.7% (Cost $1,059,840,002) ‡					1,058,824,133
Liabilities in Excess of Other Assets - (19.7)%					(174,113,259)

NET ASSETS - 100.0%					$884,710,874

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2020.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

†	Perpetual Maturity

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

◆	Seven-day yield as of June 30, 2020

I/O	Interest only security

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2020.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2020.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

‡

Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the Lender.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	24.4%
Foreign Corporate Bonds	22.8%
US Corporate Bonds	20.4%
Non-Agency Residential Collateralized Mortgage Obligations	12.1%
Collateralized Loan Obligations	11.8%
US Government and Agency Mortgage Backed Obligations	9.1%
Bank Loans	6.3%
Short Term Investments	5.5%
Asset Backed Obligations	4.8%
Real Estate Invesment Trusts	1.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Other Assets and Liabilities	(19.7)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	24.4%
Non-Agency Residential Collateralized Mortgage Obligations	12.1%
Collateralized Loan Obligations	11.8%
US Government and Agency Mortgage Backed Obligations	9.1%
Short Term Investments	5.5%
Asset Backed Obligations	4.8%
Real Estate	4.1%
Telecommunications	4.1%
Commercial Services	4.1%
Energy	3.3%
Healthcare	2.9%
Finance	2.7%
Containers and Glass Products	2.5%
Technology	2.2%
Mining	2.2%
Media	2.1%
Aerospace & Defense	2.0%
Consumer Products	2.0%
Utilities	1.9%
Chemicals/Plastics	1.6%
Electronics/Electric	1.5%
Leisure	1.5%
Insurance	1.4%
Building and Development (including Steel/Metals)	1.3%
Transportation	1.1%
Chemical Products	1.1%
Retailers (other than Food/Drug)	0.9%
Financial Intermediaries	0.8%
Hotels/Motels/Inns and Casinos	0.6%
Automotive	0.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Food/Drug Retailers	0.5%
Industrial Equipment	0.5%
Business Equipment and Services	0.4%
Food Service	0.3%
Pharmaceuticals	0.3%
Diversified Manufacturing	0.3%
Food Products	0.3%
Banking	0.2%
Conglomerates	0.1%
Other Assets and Liabilities	(19.7)%

100.0%

CREDIT DEFAULT SWAPS

Reference Entity	Counterparty	Buy/Sell Protection	Financing Rate Paid or Received	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Upfront Payments/ (Receipts)	Value	Unrealized Appreciation (Depreciation)
Markit CMBX.NA.BBB-.9	Morgan Stanley	Buy	Paid	3.00%	Monthly	09/17/2058	(9,000,000)	$2,870,888	$1,745,156	$(1,125,732)

								$2,870,888	$1,745,156	$(1,125,732)

Notes to Schedule of Investments

June 30, 2020 (Unaudited)

1.  Organization

DoubleLine Yield Opportunities Fund (the “Fund”) is organized as a non-diversified, limited term, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder. The Fund was organized as a Massachusetts business trust on September 17, 2019 and commenced operations on February 26, 2020. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DLY”. The Fund’s investment objective is to seek a high level of total return, with an emphasis on current income.

The Fund has a limited term and intends to terminate as of the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, February 25, 2032 (the “Dissolution Date”); provided that the Fund’s Board of Trustees (the “Board”) may, by a vote of the majority of the Board and seventy-five percent (75%) of the Continuing Trustees, as such term is defined in the Fund’s Second Amended and Restated Agreement and Declaration of Trust (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date (i) once for up to one year, and (ii) once for up to an additional six months, to a date up to and including the eighteenth month after the initial Dissolution Date, which later date shall then become the Dissolution Date. At the Dissolution Date, each holder of common shares of beneficial interest (“Common Shareholder”) would be paid a pro rata portion of the Fund’s net assets as determined as of the Dissolution Date. The Board may, by a Board Action Vote, cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all Common Shareholders to purchase 100% of the then outstanding common shares of the Fund at a price equal to the net asset value (“NAV”) per common share on the expiration date of the tender offer (an “Eligible Tender Offer”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below $200 million (the “Dissolution Threshold”), the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as otherwise scheduled.

The Fund sold and issued 5,000 shares of beneficial interest at $20.00 per share to DoubleLine Asset Management Company LLC (“DAMCO”), a wholly owned subsidiary of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”). The Fund issued 46,000,000 common shares of beneficial interest in its initial public offering at $20.00 per share. During the period, the Fund issued an additional 1,900,000 common shares at $20.00 per share in connection with the underwriter’s over-allotment option.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Fund may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board. The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2020:

Category
Investments in Securities
Level 1
Money Market Funds	$49,054,216
Real Estate Investment Trusts	16,601,000

Total Level 1	65,655,216
Level 2
Non-Agency Commercial Mortgage Backed Obligations	215,389,554
Foreign Corporate Bonds	201,943,642
US Corporate Bonds	180,692,640
Non-Agency Residential Collateralized Mortgage Obligations	107,416,313
Collateralized Loan Obligations	103,976,611
US Government and Agency Mortgage Backed Obligations	80,820,945
Bank Loans	55,464,532
Asset Backed Obligations	42,501,693
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4,962,987

Total Level 2	993,168,917

Total Level 3	-

Total	$1,058,824,133

Other Financial Instruments
Level 1	$-

Level 2

Credit Default Swaps	(1,125,732)

Total Level 2	(1,125,732)

Level 3	-

Total	$(1,125,732)

See the Schedule of Investments for further disaggregation of investment categories.